Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 14,249	$ 14,577	$ 42,531	$ 39,070
Non-Current Assets	43,179		43,179		$ 43,058
Current assets	10,176		10,176		9,708
Canada
Disclosure of geographical areas [line items]
Revenue	6,937	6,666	20,235	18,828
Non-Current Assets	36,149		36,149		35,876
United States
Disclosure of geographical areas [line items]
Revenue	7,036	7,611	21,433	19,425
Non-Current Assets	5,447		5,447		5,230
China
Disclosure of geographical areas [line items]
Revenue	276	$ 300	863	$ 817
Non-Current Assets	1,278		1,278		1,608
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 305		$ 305		$ 344